UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22387

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

(Exact name of registrant as specified in charter)

4265 SAN FELIPE, SUITE 800

HOUSTON, TEXAS 77027

(Address of principal executive offices) (Zip code)

George Zornada, Esq.

K&L Gates

State Street Financial Center

One Lincoln Street

Boston, Ma 02111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 993-4001

Date of fiscal year end: December 31

Date of reporting period: July 1, 2013 through June 30, 2014

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2013 TO JUNE 30, 2014

Salient Alternative Strategies Master Fund

WISDOMTREE FUND

Security	97717X867	Meeting Type	Special

Ticker Symbol	ELD	Meeting Date	11-Mar-2014

ISIN	US97717X8671	Agenda	933920173 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	DIRECTOR	Management

	1 DAVID G. CHRENCIK		For	For

	2 JOEL H. GOLDBERG		For	For

	3 M.A. RASO KIRSTEIN		For	For

Salient Alternative Strategies Master Fund

APOLLO SENIOR FLOATING RATE, INC.

Security	037638103	Meeting Type	Annual

Ticker Symbol	AIF	Meeting Date	13-May-2014

ISIN	US0376381036	Agenda	933964024 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	DIRECTOR	Management

	1 ROBERT L. BORDEN		For	For

	2 CARL J. RICKERTSEN		For	For

Salient Alternative Strategies Master Fund

NEXPOINT FUNDS

Security	65340G106	Meeting Type	Annual

Ticker Symbol	NHF	Meeting Date	06-Jun-2014

ISIN	US65340G1067	Agenda	934012369 - Management

Item	Proposal	Type	Vote	For/Against Management
1.1	TO ELECT DR. BOB FROEHLICH AS A CLASS II TRUSTEE OF THE FUND, TO SERVE FOR A THREE-YEAR TERM EXPIRING AT THE 2017 ANNUAL MEETING OR UNTIL HIS SUCCESSOR IS DULY ELECTED AND QUALIFIED.	Management	For	For

1.2	TO ELECT TIMOTHY K. HUI AS A CLASS II TRUSTEE OF THE FUND, TO SERVE FOR A THREE-YEAR TERM EXPIRING AT THE 2017 ANNUAL MEETING OR UNTIL HIS SUCCESSOR IS DULY ELECTED AND QUALIFIED.	Management	For	For

Salient Alternative Strategies Master Fund

JPMORGAN TR I

Security	4812A2835	Meeting Type	Special

Ticker Symbol	JTSXX	Meeting Date	10-Jun-2014

ISIN	US4812A28358	Agenda	934014882 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	DIRECTOR	Management

	1 DR. MATTHEW GOLDSTEIN		For	For

	2 JOHN F. FINN		For	For

	3 ROBERT J. HIGGINS		Withheld	Against

	4 PETER C. MARSHALL		For	For

	5 MARY E. MARTINEZ		For	For

	6 MARILYN MCCOY		For	For

	7 MITCHELL M. MERIN		For	For

	8 WILLIAM G. MORTON, JR.		For	For

	9 DR. ROBERT A. ODEN, JR.		For	For

	10 MARIAN U. PARDO		For	For

	11 FREDERICK W. RUEBECK		For	For

	12 JAMES J. SCHONBACHLER		For	For

	13 FRANKIE D. HUGHES		For	For

Salient Alternative Strategies Master Fund

ARES DYNAMIC

Security	04014F102	Meeting Type	Annual

Ticker Symbol	ARDC	Meeting Date	18-Jun-2014

ISIN	US04014F1021	Agenda	934016709 - Management

Item	Proposal	Type	Vote	For/Against Management

1	DIRECTOR	Management

	1 MR. BRUCE SPECTOR		For	For

Salient Alternative Strategies Master Fund

KAYNE ANDERSON ENERGY TOTAL RETURN FUND

Security	48660P104	Meeting Type	Annual

Ticker Symbol	KYE	Meeting Date	18-Jun-2014

ISIN	US48660P1049	Agenda	934018208 - Management

Item	Proposal	Type	Vote	For/Against Management
1.	THE ELECTION OF ONE CLASS I DIRECTOR FOR A TERM OF THREE YEARS AND UNTIL HIS SUCCESSOR IS ELECTED AND QUALIFIED: GERALD I. ISENBERG	Management	For	For

2.	THE RATIFICATION OF THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING NOVEMBER 30, 2014.	Management	For	For

Salient Alternative Strategies Master Fund

KA FUND ADVISORS, LLC

Security	48661E108	Meeting Type	Annual

Ticker Symbol	KMF	Meeting Date	26-Jun-2014

ISIN	US48661E1082	Agenda	934027574 - Management

Item	Proposal	Type	Vote	For/Against Management
1.	THE ELECTION OF ONE CLASS I DIRECTOR FOR A TERM OF THREE YEARS AND UNTIL HIS SUCCESSOR IS ELECTED AND QUALIFIED: KEVIN S. MCCARTHY	Management	For	For

2.	THE RATIFICATION OF THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS THE FUND’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING NOVEMBER 30, 2014.	Management	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Salient Alternative Strategies Master Fund

By:	/s/ John A. Blaisdell
John A. Blaisdell
Principal Executive Officer

Date:	August 28, 2014